SUPPLEMENTARY CASH FLOW INFORMATION - Cash and cash equivalents (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
SUPPLEMENTARY CASH FLOW INFORMATION
Cash on hand and at bank	$ 4,695,723	$ 8,007,009
Cash equivalents	33,869,606	8,832,950
Cash and cash equivalents	$ 38,565,329	$ 16,839,959	$ 21,950,211